Leases - Additional Information (Details)			1 Months Ended			12 Months Ended		60 Months Ended
	Apr. 01, 2023	Apr. 01, 2022 USD ($)	Jul. 31, 2029	Apr. 30, 2022	Jan. 31, 2022	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 31, 2034	Aug. 01, 2029 USD ($)	Dec. 11, 2023 USD ($) Installment
Lessee, Lease, Description [Line Items]
Operating lease commencement date				2022-04
Operating lease right-of-use assets						$ 9,442,000	$ 10,708,000
Operating lease liabilities						9,873,000
Net book values						$ 1,763,000	$ 2,069,000
Remaining lease terms						5 years 7 months 6 days	6 years 7 months 6 days
Remaining lease payment terms						5 years 7 months 6 days	6 years 7 months 6 days
Weighted average remaining lease payment term						3 years 8 months 12 days	4 years 7 months 6 days
Weighted average remaining amortization term						5 years 8 months 12 days	6 years 7 months 6 days
Weighted average effective interest rate						8.59%	8.66%
Office Facility and Laboratory Space
Lessee, Lease, Description [Line Items]
Operating lease agreement entered date					2022-01
Operating lease end date			2029-07
Option to extend						additional five-year option to extend the lease beyond July 2029 at the then-prevailing effective market rental rate
Existence of option to extend								true
Operating lease right-of-use assets		$ 11,600,000
Operating lease liabilities		$ 11,600,000
Incremental borrowing rate		8.53%
Office Facility and Laboratory Space | Scenario Forecast
Lessee, Lease, Description [Line Items]
Renewal term									5 years
Operating lease right-of-use assets									$ 0
Operating lease liabilities									$ 0
Office Facility and Laboratory Space | Letter of Credit
Lessee, Lease, Description [Line Items]
Security deposit		$ 1,200,000
Laboratory Equipment
Lessee, Lease, Description [Line Items]
Estimated useful life						7 years
Total gross						$ 2,200,000
Accumulated amortization						500,000
Net book values						1,700,000
Number of monthly installments | Installment										60
Finance lease, commencement date range, start		Apr. 01, 2022
Finance lease, commencement date range, end	Apr. 01, 2023
Total aggregate monthly installment payment amount						$ 49,000
Laboratory Equipment | Letter of Credit
Lessee, Lease, Description [Line Items]
Security deposit		$ 1,900,000
Laboratory Equipment | Minimum
Lessee, Lease, Description [Line Items]
Imputed interest rate										7.90%
Monthly installment payment amounts										$ 4,000
Laboratory Equipment | Maximum
Lessee, Lease, Description [Line Items]
Imputed interest rate										9.30%
Monthly installment payment amounts										$ 18,000